Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of total derivatives

Total derivatives
	2024			2023
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	84,125,071	290,991	(278,595)	64,993,491	254,643	(249,458)
Total derivative assets/(liabilities) held for risk management	310,376	2,539	(820)	299,576	2,193	(586)
Derivative assets/(liabilities)	84,435,447	293,530	(279,415)	65,293,067	256,836	(250,044)

Disclosure of derivatives held for trading and risk management

Derivatives held for trading and held for risk management
	2024			2023
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	8,249,213	123,489	(116,429)	6,536,257	86,987	(82,711)
Derivatives cleared by central counterparty	240,612	228	(235)	186,672	529	(512)
Exchange traded derivatives	27,441	7	(7)	17,899	2	(2)
Foreign exchange derivatives	8,517,266	123,724	(116,671)	6,740,828	87,518	(83,225)
Interest rate derivatives
OTC derivatives	26,422,379	91,488	(79,925)	19,671,577	104,618	(92,467)
Derivatives cleared by central counterparty	36,810,961	1,479	(1,344)	27,662,853	1,989	(2,065)
Exchange traded derivatives	7,672,496	2,664	(2,698)	6,800,161	2,824	(2,895)
Interest rate derivatives	70,905,836	95,631	(83,967)	54,134,591	109,431	(97,427)
Credit derivatives
OTC derivatives	593,702	3,474	(4,307)	587,472	4,936	(6,005)
Derivatives cleared by central counterparty	943,413	3,424	(3,148)	860,878	2,726	(2,625)
Credit derivatives	1,537,115	6,898	(7,455)	1,448,350	7,662	(8,630)
Equity and stock index derivatives
OTC derivatives	598,297	21,965	(26,319)	448,780	17,792	(25,779)
Exchange traded derivatives	2,347,247	40,947	(42,309)	2,017,045	30,379	(32,549)
Equity and stock index derivatives	2,945,544	62,912	(68,628)	2,465,825	48,171	(58,328)
Commodity derivatives
OTC derivatives	7,084	17	(32)	4,734	44	(4)
Exchange traded derivatives	212,226	1,809	(1,842)	199,163	1,817	(1,844)
Commodity derivatives	219,310	1,826	(1,874)	203,897	1,861	(1,848)
Derivative assets/(liabilities) held for trading	84,125,071	290,991	(278,595)	64,993,491	254,643	(249,458)
Total OTC derivatives	35,870,675	240,433	(227,012)	27,248,820	214,377	(206,966)
Total derivatives cleared by central counterparty	37,994,986	5,131	(4,727)	28,710,403	5,244	(5,202)
Total exchange traded derivatives	10,259,410	45,427	(46,856)	9,034,268	35,022	(37,290)
Derivative assets/(liabilities) held for trading	84,125,071	290,991	(278,595)	64,993,491	254,643	(249,458)
Derivatives held for risk management
Derivatives designated as cash flow hedges
OTC foreign exchange derivatives	35,202	2,338	(320)	26,661	1,904	(8)
OTC interest rate derivatives	105	—	—	195	—	—
Interest rate derivatives cleared by central counterparty	111,873	—	—	130,961	—	—
Derivatives designated as cash flow hedges	147,180	2,338	(320)	157,817	1,904	(8)
Derivatives designated as fair value hedges
OTC interest rate derivatives	11,955	165	(434)	8,697	178	(533)
Interest rate derivatives cleared by central counterparty	147,227	—	—	129,318	—	—
Derivatives designated as fair value hedges	159,182	165	(434)	138,015	178	(533)
Derivatives designated as hedges of net investments
OTC foreign exchange derivatives	4,014	36	(66)	3,744	111	(45)
Derivatives designated as hedges of net investments	4,014	36	(66)	3,744	111	(45)
Derivative assets/(liabilities) held for risk management	310,376	2,539	(820)	299,576	2,193	(586)
Total OTC derivatives	51,276	2,539	(820)	39,297	2,193	(586)
Total derivatives cleared by central counterparty	259,100	—	—	260,279	—	—
Derivative assets/(liabilities) held for risk management	310,376	2,539	(820)	299,576	2,193	(586)

Disclosure of hedged items in fair value hedges and hedged items in cash flow hedges and hedges of net investments in foreign operations

Hedged items in fair value hedges
		Accumulated fair value adjustment included in carrying amount
Hedged item statement of financial position classification and risk category	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statements[1]
	£m	£m	£m	£m	£m
2024
Assets
Loans and advances at amortised cost
- Interest rate risk	2,394	(3,853)	(1,786)	(848)	22
- Inflation risk	318	219	102	(17)	7
Debt securities classified at amortised cost
- Interest rate risk	8,223	(47)	8	62	69
- Inflation risk	10,100	(1,400)	(37)	(575)	(40)
Financial assets at fair value through other comprehensive income[2]
- Interest rate risk	47,293	(1,381)	(423)	(126)	226
- Inflation risk	8,477	(254)	(86)	(113)	(35)
Total assets	76,805	(6,716)	(2,222)	(1,617)	249
Liabilities
Debt securities in issue
- Interest rate risk	(50,209)	2,747	775	333	(49)
Subordinated liabilities
- Interest rate risk	(10,765)	648	38	(4)	8
Deposits at amortised cost from banks and customers
- Interest rate risk	(8,596)	(12)	(1)	(4)	(2)
Repurchase agreements and other similar secured borrowing at amortised cost
- Interest rate risk	—	—	—	—	—
Total liabilities	(69,570)	3,383	812	325	(43)
Total hedged items	7,235	(3,333)	(1,410)	(1,292)	206

2023
Assets
Loans and advances at amortised cost
- Interest rate risk	3,543	(3,193)	(1,867)	113	11
- Inflation risk	450	246	—	3	(5)
Debt securities classified at amortised cost
- Interest rate risk	2,390	(24)	(21)	49	21
- Inflation risk	8,119	(836)	(57)	(30)	(26)
Financial assets at fair value through other comprehensive income[2]
- Interest rate risk	42,420	(1,392)	(667)	1,244	197
- Inflation risk	5,237	(202)	(176)	(84)	(10)
Total assets	62,159	(5,401)	(2,788)	1,295	188
Liabilities
Debt securities in issue
- Interest rate risk	(43,763)	2,450	968	(1,193)	(35)
Subordinated liabilities
- Interest rate risk	(9,772)	666	61	(234)	10
Deposits at amortised cost from banks and customers
- Interest rate risk	(10,766)	(18)	(2)	(31)	(2)
Repurchase agreements and other similar secured borrowing at amortised cost
- Interest rate risk	(433)	7	7	(4)	3
Total liabilities	(64,734)	3,105	1,034	(1,462)	(24)
Total hedged items	(2,575)	(2,296)	(1,754)	(167)	164
Notes:
1Hedge ineffectiveness is recognised in net interest income.
2For items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Description of hedge relationship and hedged risk	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[1]
	£m	£m	£m	£m	£m	£m	£m
2024
Assets
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	362	608	—	1,273	—	362	18
Cash and balances at central banks	443	674	—	1,389	—	443	8
Foreign exchange risk
Loans and advances at amortised cost	300	106	—	—	—	300	5
Debt securities classified at amortised cost	(449)	142	—	—	—	(449)	—
Inflation risk
Debt securities classified at amortised cost	118	(73)	—	25	—	118	—
Liabilities
Cash flow hedge of:
Foreign exchange risk
Subordinated liabilities	34	(12)	—	—	—	34	—
Total cash flow hedge	808	1,445	—	2,687	—	808	31
Hedge of net investment in foreign operations
USD foreign operations	160	—	1,520	—	—	160	—
EUR foreign operations	(242)	—	(209)	—	—	(242)	—
Other foreign operations	(18)	—	100	—	23	(18)	—
Total foreign operations	(100)	—	1,411	—	23	(100)	—

2023
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(1,172)	395		2,069		(1,172)	34
Cash and balances at central banks	(1,371)	470		2,051		(1,371)	115
Foreign exchange risk
Loans and advances at amortised cost	(463)	30	—	—	—	(463)	6
Debt securities classified at amortised cost	(1,088)	333	—	—	—	(1,088)	1
Inflation risk
Debt securities classified at amortised cost	(313)	(181)	—	21	—	(313)	—
Total cash flow hedge	(4,407)	1,047	—	4,141	—	(4,407)	156
Hedge of net investment in foreign operations
USD foreign operations	(595)	—	1,421	—	—	(595)	—
EUR foreign operations	(113)	—	33	—	—	(113)	—
Other foreign operations	(118)	—	119	—	23	(118)	—
Total foreign operations	(826)	—	1,573	—	23	(826)	—
Note:
1Hedge ineffectiveness is recognised in net interest income.
Disclosure of hedging instruments which are carried on the Group's balance sheet	The following table shows the fair value hedging instruments which are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2024
Fair value	Interest rate risk	26	(3)	—	138,354	861
	Inflation risk	139	(431)	—	20,828	637
	Total	165	(434)	—	159,182	1,498

As at 31 December 2023
Fair value	Interest rate risk	2	(2)	—	123,016	261
	Inflation risk	176	(531)	—	14,999	70
	Total	178	(533)	—	138,015	331
The following table shows the cash flow and net investment hedging instruments which are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2024
Cash flow	Interest rate risk	—	—	—	105,600	(779)
	Foreign exchange risk	2,338	(320)	—	35,202	120
	Inflation risk	—	—	—	6,378	(118)
	Total	2,338	(320)	—	147,180	(777)
Net investment	Foreign exchange risk	36	(66)	(12,189)	16,203	100

As at 31 December 2023
Cash flow	Interest rate risk	—	—	—	128,349	2,692
	Foreign exchange risk	1,904	(8)	—	26,661	1,558
	Inflation risk	—	—	—	2,807	313
	Total	1,904	(8)	—	157,817	4,563
Net investment	Foreign exchange risk	111	(45)	(13,157)	16,901	826

Disclosure of expected notional values of current hedging instruments in future years	The following table profiles the expected notional values of current hedging instruments in future years:

	2024	2025	2026	2027	2028	2029	2030 and later
As at 31 December	£m	£m	£m	£m	£m	£m	£m
Fair value hedges of:
Interest rate risk (outstanding notional amount)	138,354	121,988	104,512	86,187	74,481	62,046	50,785
Inflation risk (outstanding notional amount)	20,828	20,591	18,395	15,608	13,259	11,728	9,691

Disclosure of effect on the income statement, OCI, and reserves as a result of hedge accounting	The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

	2024		2023
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	(1,830)	0	(1,752)	2
Cash flow hedge of foreign exchange risk
Recycled to trading income	(12)	—	1,327	—
Hedge of net investment in foreign operations
Recycled to trading income	—	(1)	—	(6)
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

	2024		2023
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	(3,707)	3,671	(7,235)	4,772
Currency translation movements	24	(160)	40	(1,942)
Hedging (losses)/gains for the year	(808)	100	4,407	826
Amounts reclassified in relation to cash flows affecting profit or loss	1,842	1	423	6
Tax	(281)	13	(1,342)	9
Balance on 31 December	(2,930)	3,625	(3,707)	3,671